Employees Retirement System of Rhode Island February 2, 2022 Providence Public Library Providence, RI

Table of Contents Introduction to the HIT Portfolio Objective, Strategy and Process Investment with Impact via Direct Sourcing Organization Overview Appendix

Overview Long History and Track Record Investment Strategy Active Impact Investing 2 Features of the HIT * Please refer to the HIT’s standardized performance on page 13 . As of December 31 , 2021 , unless otherwise denoted . » $7.1 billion investment grade fixed - income portfolio » Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 » Socially responsible investment vehicle » 365 institutional investors, primarily pension funds including Taft - Hartley and public plans » Directly sourcing increases relative value and provides additional benefits » 100 percent union labor requirement for all directly - sourced construction related investments » Successful record of ESG creating family - supporting union jobs, affordable housing and community development » Signatory of UNPRI » Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) » Diverse leadership team with average 29 years experience, 18 years at HIT » Record of consistent and competitive returns* » Focused on high credit quality multifamily mortgage securities » Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg Barclays US Aggregate Bond Index » Higher income, a superior credit profile with a similar interest rate risk » Provides diversification versus other core strategies and liquidity

3 The HIT seeks to offer relative value: x Higher Yield x High Credit Quality x Diversification from Corporates x Highly Liquid Investment x Value Added – Impact Investments: x Union Construction Jobs, Affordable and Workforce Housing x Economic and Social Impact Investing in Underserved Communities HIT Difference – Relative Value and Impact Investing through Directly Sourced Multifamily Investments Granada Senior Apartments, San Antonio, TX 53 Colton San Francisco, CA Old Colony – Phase 1 Boston, MA

HIT's Long History of Impact Investing

AFL-CIO HIT

Successful track record as a fixed income impact investor

NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS*

(1984-present)

566 Projects	**$10.0B** in HIT Investment, including New Markets Tax Credit (NMTC) allocations	**$18.6B** in total development cost	**$36.5B** in total economic benefits	**$15.0B** in personal income, including wages and benefits with $7.6B for construction workers	**189.9M** hours of on-site union construction work created	**212,060** total jobs generated across communities	**123,339** housing and healthcare units, with 67% affordable housing



Ventana Residences
San Francisco, CA



The Couture
Milwaukee, WI



Old Colony Phase Three C
Boston, MA



Residences@150 Bagley
Detroit, MI

*Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of December 31, 2021. Economic impact data is in 2020 dollars and all other figures are nominal.

AFL-CIO HOUSING INVESTMENT TRUST

4

5 HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal . ^ In addition, HIT subsidiary Building America CDE, Inc . (Building America) contributed New Markets Tax Credits (NMTC) allocations as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 193 M nationwide (1984 - 2021) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 21 36 58 74 73 262 566 HIT Investment^ $467.2M $667.4M $994.3M $1.9B $1.3B $5.4B $9.8B Total Development Cost $866.0M $1.6B $2.1B $4.8B $2.0B $11.4B $18.6B Union Construction Hours 10.2M 12.9M 20.1M 26.2M 19.1M 88.5M 189.9M Total Jobs Created 11,127 14,890 21,540 29,358 24,021 100,936 212,060 Housing Units (% affordable) 3,520 (35%) 4,232 (89%) 13,400 (69%) 44,226 (92%) 10,678 (51%) 76,056 (79%) 123,339 (67%) Total Economic Impact $1.9B $2.9B $3.6B $5.4B $4.0B $17.8B $36.5B

Portfolio Objective, Strategy and Process

Objectives Strategy Core Competency HIT Objectives and Strategy 7 x Generate competitive risk - adjusted fixed - income total returns versus its benchmark. x Create work for union members in the construction trades and related industries. x Support housing construction including affordable and workforce. x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable). x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification to investors. x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark

Relative Value – Fundamentals vs. Benchmark AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index . The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . 8 HIT Barclays Agg AAA Index HIT Barclays Agg AAA Index Higher Credit Quality Similar Interest Rate Risk U.S. Government/ Agency/AAA/Cash 91.3% 71.7% 100% Effective Duration 6.02 6.41 6.08 A & Below/Not Rated 4.2% 25.1% 0% Convexity 0.18 0.18 0.05 Higher Yield Lower Prepayment Risk Current Yield 2.47% 2.34% 1.96% Prepayment Protection 81% 73% 62% Yield to Worst 1.94% 1.72% 1.53% No Prepayment Protection 19% 27% 38% As of December 31 , 2021

39.6% 4.5% 3.3% 47.3% 1.1% 4.2% Cash & Cash Equivalents AAA Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA ) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) * Based on total investments and including unfunded commitments. 92% Government/ Agency/AAA/Cash High Credit Quality 9 Credit Quality* As of December 31 , 2021

* Based on total investments and including unfunded commitments. ** Includes 4.2% FNMA Delegated Underwriting and Servicing Structured Adjustable Rate Mortgage allocation 0.1% 11.3% 0.5% 17.8% 62.3% 1.2% 1.1% 5.7% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS 10 80% Multifamily Overweight to Multifamily Sector High Credit Quality & Diversification from Corporate Bonds Sector Allocation* As of December 31 , 2021

11 Multifamily Focus: Govt/Agency Credit with Attractive Spreads x Government - guaranteed, multifamily construction - related loan spreads provide an attractive opportunity for risk - adjusted returns relative to other investment grade sectors as GNMA construction loans offer one of the widest yield spreads to Treasuries in agency credit investments. x Prepayment protection through yield maintenance/penalty points in low rate environment. x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. Investment Comparison As of December 31, 2021 Source: HIT and Securities Dealers Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) Spread/ Dur 10 Year UST 9.25 0.47 1.51 0 0.0 GNMA Construction/Permanent 9.46 0.53 2.33 82 8.7 GNMA Permanent 8.39 0.42 1.80 29 3.4 Agency CMBS (e.g., Cantor Jan 7yr GNPL ) 6.14 -- 2.15 64 10.4 FNMA Multifamily 10/9.5 DUS 8.07 0.39 1.85 34 4.2 UMBS 2.5% 30yr MBS 4.13 - 3.10 2.17 66 16.0 GNMA 2.5% 30yr MBS 4.71 - 2.37 2.18 67 14.2 AAA 10yr Corporate (e.g., JNJ 1.3 9/1/30) 8.17 0.72 1.75 24 3.0 0 0.5 1 1.5 2 2.5 3 3.5 0 50 100 150 200 250 Dec-18 Jun-19 Dec-19 Jun-20 Dec-20 Jun-21 Dec-21 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads December 2018 - December 2021 GNMA Permanent GNMA Construction/Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis)

- 0.73% 4.58% 3.57% 3.09% - 1.04% 4.24% 3.20% 2.68% - 1.54% 4.79% 3.57% 2.90% - 1.75% 3.71% 2.89% 2.24% -2.0% 0.0% 2.0% 4.0% 6.0% 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Index Total Returns vs. Benchmark and AAA Index As of December 31, 2021 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index. HIT Performance Relative to Benchmark 12

13 Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% 10.19% 2.83% 4.02% 2.57% 4.34% 7.54% 8.08% 2.91% 5.66% 7.66% 2.38% - 2.06% 5.34% 1.12% 1.36% 2.41% 0.92% 6.67% 6.43% - 1.75% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 HIT Gross HIT Net Barclays Aggregate AAA Index HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2021 was - 1 . 04% , 4 . 24% , 3 . 20% , and 2 . 68% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index .

14 HIT vs. Barclays Aggregate Performance Rolling Annual Returns on a Monthly Basis -3% 0% 3% 6% 9% 12% 15% Jun-03 Dec-03 Jun-04 Dec-04 Jun-05 Dec-05 Jun-06 Dec-06 Jun-07 Dec-07 Jun-08 Dec-08 Jun-09 Dec-09 Jun-10 Dec-10 Jun-11 Dec-11 Jun-12 Dec-12 Jun-13 Dec-13 Jun-14 Dec-14 Jun-15 Dec-15 Jun-16 Dec-16 Jun-17 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 Jun-20 Dec-20 Jun-21 Dec-21 HIT Gross Barclays Aggregate Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2021 was - 1 . 04% , 4 . 24% , 3 . 20% , and 2 . 68% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

Investment Process Source Daily screen and sort eligible investments from: ▪ Wall Street broker/dealer inventory and new issue ▪ Lender/originator pipeline and bid lists ▪ State/local housing finance agencies ▪ GSEs ▪ Bond offering memorandums Analysis and Authorities ▪ Relative Value Analysis including: OAS, duration, liquidity, credit risk, prepayment projections, fundamentals, supply/demand technical, ESG benefits ▪ Risk management / yield curve positioning ▪ Asset allocation optimization ▪ Pre - trade compliance check Recommendation and Execution ▪ PM staff report daily to the Chief PM with trade recommendations including yield and scenario analysis ▪ Policies and Procedures compliance ▪ Portfolio analytic what - if analysis using Bondedge (portfolio software) ▪ Best execution analysis ▪ Trade execution via electronic platform or OTC Security Ticket Processing ▪ Full detail of transaction including rationale and back up ▪ Confirmation of terms from counterparty ▪ Authorized signatories approving the transaction ▪ Electronically sent and confirmed with settlement group delivered to custodian Surveillance and Asset Management ▪ Monthly monitoring / updating fundamental performance and risks for every security ▪ Utilize GSE disclosure data and reporting from servicers ▪ Monitor watch lists ▪ Communicate with originators on all construction - related investments 15

Investment with Impact via Direct Sourcing

17 Expertise in Deal Structuring HIT’s strength is its ability to provide construction and permanent capital across multiple complex executions, enhancing the value of the investment, reducing costs, and providing more attractive financing to sponsors/developers Case Study : Cherry Street Lofts, Bridgeport, CT x Worked closely with CHFA and leveraged HIT’s expertise to bring project to fruition x Structured private placement securities backed by CHFA’s General Obligation, AAA rated x Two separate tax - exempt bonds for construction and permanent financing x Worked with agency and developer, providing flexibility to ensure success of development while creating value for the portfolio

18 Expertise in Deal Structuring Building America CDE, Inc . , a subsidiary of the HIT, uses New Markets Tax Credits (NMTCs) to finance union - built projects that revitalize neighborhoods, bring critical services to low - income communities, and act as catalysts for additional community development . Case Study : Providence Public Library, Providence, RI x Building America provided $ 8 million of NMTCs for the project . x Total development investment of $ 23 . 3 million . x Extensive renovation of the library’s Empire Street wing, an 83 , 000 sq . ft . structure built in 1953 . x Transformed this Rhode Island - based private non - profit from a 20 th century book lending institution into a 21 st century community service organization . x Enabled the library and its program partners to offer larger and more frequent classes by more than doubling its classroom space, providing expanded spaces for children and teens, and creating a new revenue - generating café .

19 Value Creation through Directly Sourcing Faster Closing, Reduced Transaction Costs, Maintain Liquidity, Savings of > $ 300 , 000 Case Study : Old Colony 3 B/ 3 C transaction, Boston, MA x To save the cost of an underwriting/placement agent, MassHousing and the HIT worked together on : ▪ Coordinating with the rating agency to obtain the rating on the bonds ▪ Reviewing and verifying bond cash flows ▪ Obtaining issuance of the SEC - required legal opinion ▪ Obtaining the public identifier (CUSIP number) for the bonds ▪ Obtaining the public registration of the bonds (EMMA) ▪ Coordinating delivery of bonds and settlement with securities clearing house DTC ▪ Handling the closing and delivery of the bonds to the HIT

Organization Overview

Erica Khatchadourian Chief Financial Officer 30 years of experience in accounting for financial transactions, general and personnel management and policy development, with 28 years at the HIT Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 25 years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Nick Milano General Counsel 25+ years of experience in the financial services sector, with 12 years at the HIT Lesyllee White Chief Marketing Officer 25+ years of experience in the financial services industry, with 21 years at the HIT Michael Cook, CFA, FRM Chief Portfolio Manager 18 years of experience managing, trading and structuring investments at the HIT Leadership Ted Chandler Sr Managing Director - Strategic Initiatives 30+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 12 years at the HIT John Hanley Sr Managing Director – Multifamily Origination 30+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 14 years at the HIT Corinne Smith Chief of Staff/Special Counsel 30+ years of management and legal experience in transactional, operational, compliance and policy matters with 8 years at the HIT Harpreet Peleg, CFA Senior Managing Director – Finance 25 years of experience in accounting, finance, operations, regulatory reporting, and compliance with 16 years at the HIT; Leads HIT’s subsidiary, Building America CDE. Julissa Servello Director of Investor Relations 23 years of experience at the HIT liaising with investors, consultants and stake holders 21

x Diverse workforce ( 64% minority or women) x Diverse leadership team (55 % minority or women) x HIT policy and demonstrated practice is to create and maintain an organizational environment that achieves and values a workforce that reflects the diversity of our society and promotes inclusion x Diversity, equity and inclusion add value, enrich the culture and productivity of our workplace, and contribute to staff depth of experience and retention x A diverse workforce brings varied experiences and perspectives that add significant value to the HIT’s decision making and management x Committed to maintaining diversity, equity and inclusion in the workforce including through recruitment, hiring, retention, compensation and promotion decisions Diversity, Equity and Inclusion As of December 31, 2021, unless otherwise denoted 22

Chang Suh Chief Executive Officer and Chief Investment Officer Portfolio Management Michael Cook Chief Portfolio Manager Multifamily Origination John Hanley Snr Managing Director – Multifamily Origination Marketing / Investor Relations Lesyllee White Chief Marketing Officer Finance & Operations Erica Khatchadourian Chief Financial Officer Strategic Initiatives Ted Chandler Snr Managing Director – Strategic Initiatives Legal Nick Milano General Counsel Corinne Smith Chief of Staff and Special Counsel Multifamily Origination Labor Relations Strategic Initiatives Organizational Structure 23 Board of Trustees 17 independent members Portfolio Management • Will Pierce, Portfolio Manager • David Phillips, Senior Financial Analyst Investor Relations • Julissa Servello, Director of Investor Relations Marketing Communications Compliance & Transactions • Christopher Kaiser 1 , Chief Compliance Officer and Deputy General Counsel Corporate Finance • Harpreet Peleg, Snr Managing Director – Finance Security & Information Technology Human Resources 1 Christopher Kaiser serves as Deputy General Counsel and Chief Compliance Officer and reports to the General Counsel and the B oar d of Trustees.

24 Oversight of Investment and Risk Management x Portfolio Management Committee x Sets portfolio macro - strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee x Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board - approved policies and procedures x Oversees HIT’s liquidity risk management program, including the liquidity classification of the portfolio assets, with the assistance of an independent party x Investment Committee x Reviews and approves all commitments related to directly sourced construction transactions x Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million x Cybersecurity Committee x Sets the overall cybersecurity strategy for the HIT in line with industry standards; maintains oversight of HIT cybersecurity policies and procedures; and reviews and oversees cybersecurity activities, including but not limited to, the administration and testing of the cybersecurity program

Our Successful Record of ESG

Signatory of United Nations-supported Principles for Responsible Investment (PRI)

AFL-CIO HIT

HIT Cycle of Sustainable, Responsible Investment



The HIT Investment Cycle
Pension Plan invests in HIT
HIT finances projects primarily through guaranteed securities
HIT investments provide competitive returns
Construction projects generate family-supporting union jobs, hours of work and benefits
Union workers contribute to pension funds

HIT Among Largest Managers of ESG Mandates (US)

Rank	Manager Name	AUM ($Mil)
1	Federated Hermes	$107,424
2	State Street Global	$62,499
3	Nuveen	$32,366
4	Prudential Financial	$30,083
5	BlackRock	$13,975
6	Russell Investments	$10,519
7	William Blair	$9,009
8	Legal & General Investment	$8,232
9	AllianceBernstein	$7,012
10	AFL-CIO Housing Investment Trust	$6,739

Source: P&I June 14, 2021 - US Institutional tax-exempt assets managed internally as of December 31 , 2020

AFL-CIO HOUSING INVESTMENT TRUST 25

Why HIT? 1490 Southern Blvd Bronx, NY 26 x Relative Value, Diversification and Capital Preservation x Over 35 - year Track Record of Competitive Performance x Unique Strategy and Core Competencies in Impact Investing x Jobs and Affordable Housing Creation x Helping Address Unmet Economic and Social Needs in the U.S. x Diverse team with long tenure at HIT Wilder Square St. Paul, MN Morningside Court Apartments, Chicago, IL

Appendices A1 Investor Breakdown A2 Costs of Investing in the HIT A3 Investment Strategy A4 Construction - Related Multifamily Investment Process A5 Multifamily Housing Demand Dwarfs Supply A6 Interest Rate Environment A7 Economic Environment and Outlook

Plan types include pension, health & welfare, annuity, among others. $2,272.56 32% $1,043.98 15% $1,513.81 21% $1,771.36 25% $504.84 7% 365 Institutional Investors (as of 12/31/2021) $ in Millions Building Trades - Local Building Trades - National Industrial - Other Public Plans Service Assets Under Management - $7.11 Billion Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . A1

x As an internally managed mutual fund, the HIT does not charge a fixed fee. The HIT passes along only its costs of operations. x As set forth in its Prospectus, all returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held. x Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year. x For the year ended December 31, 2021, the expense ratio was 31 bps. x HIT leadership committed to reducing operating costs to benefit investors . Costs of Investing in the HIT Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov . 30 32 34 36 38 40 42 44 46 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 In BPS HIT Expense Ratio A2

Investment Strategy RELATIVE VALUE / SECURITY SELECTION Sector allocation Yield OAS Duration Convexity Credit quality Prepayment risk Liquidity PORTFOLIO CONSTRUCTION Specialize in and overweight multifamily MBS Investment grade high credit quality, government/agency - insured Diversified collateral Liquid CAPITAL MARKET EXPECTATIONS / MACRO FACTORS Interest rate/yield curve analysis Monetary and fiscal policy Inflation and inflation expectations Economic indicators Housing market data (e.g., starts, permits, price appreciation, rental trends) Money supply and flow of funds 1 2 3 A3

Construction - Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT MANAGEMENT TEAM ANALYZE AND STRUCTURE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management $75M or over under $75M A4

Multifamily Housing Demand Dwarfs Supply Net Household Formation (in Thousands) Source: REIS/Moody’s; National Low Income Housing Coalition; Apartment List; U.S. Census Bureau . Sharp Rise in Apartment Rents x U.S. apartments posted record - breaking figures for rent growths. Many metro areas faced a shortage of multifamily units at year - end. x Asking rents grew a record 11.9% in 2021 – the highest growth rate on record since REIS/Moody’s began publishing the data in 1999. x National vacancy rates hit a pandemic low of 4.7% at year - end, down from a pandemic peak of 5.4% at the start of the year. x Extremely low - income renters face a shortage of 7 million rental units; only 37 affordable homes exist for every 100 extremely low - income households - according to the National Low Income Housing Coalition study in 2021. 0 500 1000 1500 2000 2500 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 As of December 31, 2021, unless otherwise denoted 1,000 1,050 1,100 1,150 1,200 1,250 1,300 1,350 Dec-16 Mar-17 Jun-17 Sep-17 Dec-17 Mar-18 Jun-18 Sep-18 Dec-18 Mar-19 Jun-19 Sep-19 Dec-19 Mar-20 Jun-20 Sep-20 Dec-20 Mar-21 Jun-21 Sep-21 Dec-21 A5

Interest Rate Environment Yield Curve S&P vs 10yr U.S. Treasury 0.121 0.361 0.643 0.913 1.645 0.276 0.965 1.285 1.487 2.045 0.732 1.263 1.436 1.51 1.908 0 0.5 1 1.5 2 2.5 2 5 7 10 30 12/31/2020 9/30/2021 12/31/2021 Source : Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board Economic Indicators 3/31/2021 6/30/2021 9/30/2021 12/31/2021 GDP (seasonally adj. annual rate) 6.3% 6.7% 2.3% 6.9% Unemployment Rate 6.0% 5.9% 4.7% 3.9% Core Inflation (Personal Consumption Expenditures (PCE) less food and energy) yearly basis 2.1% 3.4% 3.7% 4.9% Lower Balance Federal Funds Rate 0.0% 0.0% 0.0% 0.0% 6,500 8,500 10,500 12,500 14,500 16,500 18,500 0.5% 1.0% 1.5% 2.0% GT10 Govt (Left axis) Nasdaq (Right axis) A6

Investment Management Economic Environment and Outlook A7 x COVID remains a major factor in the global economy . ▪ Growth in the fourth quarter picked up due to the fading Delta variant . The Omicron surge began late in the quarter and will likely have an impact in the current quarter . Supply chain issues remain, but companies are learning to build buffers to prevent disruptions . ▪ Equity markets are still near historic valuations and will likely continue to face asset price volatility . ▪ Inflation pressures continue to mount and exceed the FOMC’s target potentially weighing on future economic growth if price increases prove not to be transitory . x Federal Reserve committed to preserving economic and market stability . ▪ Fed officials approved plan in December to more quickly taper their bond - buying program to end it by March instead of June . ▪ Evidence of tighter labor markets and high inflation has provided new urgency for the Fed to act sooner than originally forecasted . ▪ Shifts in monetary policy responding to changes in the Fed outlook could cause risk market volatility as many global central banks begin tightening or signaled an earlier start . x Affordable and workforce housing is a top priority of the Biden administration which has directed the FHFA to increase GSE financing of an additional 100 , 000 affordable housing units over three years . Combined with additional LIHTC equity and other measures and provisions in fiscal spending bills, future affordable housing development is expected to be spurred . x HIT should be well - positioned to generate competitive risk adjusted returns and provide financing for impact investments .

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . Chang Suh, CFA Chief Executive Office and Chief Investment Officer csuh@aflcio - hit.com